Long-term debt (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Ending Balance	$ 7,300
Less: Current portion of financing costs	(2,062)
Financing costs, non-current portion	5,238
Financing Cost [Member]
Beginning Balance	6,006	$ 7,902	$ 9,954
Additions	3,907		2,055
Amortization	(2,027)	(1,896)	(2,084)
Write-off	(586)		(2,023)
Ending Balance	$ 7,300	$ 6,006	$ 7,902